Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2024
Notes to the Consolidated Statements of Cash Flows [Abstract]
NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS
34.	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

a)	Major non-cash transactions

i.

During the year ended December 31, 2024, the Company granted 777,006 RSUs under the 2022 RSU scheme to 59 grantees. During the year ended December 31, 2023, the Company granted 1,379,094 RSUs under the 2022 RSU Scheme to 172 grantees. During the year ended December 31, 2022, the Company granted 1,634,426 RSUs under the 2021 RSU Scheme to 80 grantees.

ii.

During the year ended December 31, 2024, the Company issued 2,479,348 treasury shares to employees as settlement of bonus of RMB49,350 (US$6,761). During the year ended December 31, 2023, the Company issued 2,766,398 shares(1,528,514 newly issued shares and 1,237,884 treasury shares) to employees as settlement of bonus of RMB55,468. During the year ended December 31, 2022, no bonus granted by the Group in the form of shares.

iii.

During the year ended December 31, 2024, the Company had non-cash additions to right-of-use assets and lease liabilities of RMB17,108 (US$2,344), in respect of lease arrangements for buildings (2023: RMB16,194, 2022: RMB17,782).

iv.

As at December 31, 2024, 2023 and 2022, the Company had non-cash additions to intangible assets of RMB1,403 (US$192), RMB805, and nil, respectively, and non-cash additions to property, plant and equipment of RMB9,424 (US$1,291), RMB26,823 and RMB11,545, respectively, included in other payables and accruals.

b)	Changes in liabilities arising from financing activities

	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2022	369	1,066,392	17,898
Changes from financing cash flows	(48,741)	709,113	(13,239)
New leases	—	—	17,782
Interest expenses	48,755	—	1,108
Interest paid classified as financing cash flows	—	—	(1,108)
Effect of change in foreign exchange rates	—	—	37
Termination of leases	—	—	(5,256)
At December 31, 2022	383	1,775,505	17,222

	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2023	383	1,775,505	17,222
Changes from financing cash flows	(91,027)	(2,591)	(10,766)
New leases	—	—	16,194
Interest expenses	91,690	—	1,321
Interest paid classified as financing cash flows	—	—	(1,321)
Effect of change in foreign exchange rates	—	—	31
At December 31, 2023	1,046	1,772,914	22,681

	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2024	1,046	1,772,914	22,681
Changes from financing cash flows	(59,057)	(136,928)	(8,413)
New leases	-	-	17,108
Disposal	-	-	(1,152)
Interest expenses	59,276	2,279	1,498
Interest paid classified as financing cash flows	-	-	(1,498)
Effect of change in foreign exchange rates	-	-	8
At December 31, 2024	1,265	1,638,265	30,232
At December 31, 2024 in US$	173	224,441	4,142
c)	Total cash outflow for leases

The total cash outflow for leases included in the statements of cash flows is as follows:

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Within operating activities	124	181	238	33
Within financing activities	14,347	12,087	9,911	1,358
	14,471	12,268	10,149	1,391